                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09140

                           Virtus Institutional Trust
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                           (VIRTUS MUTUAL FUNDS LOGO)

ANNUAL REPORT

Virtus Institutional Bond Fund

December 31, 2010                                                   Eligible
TRUST NAME: VIRTUS INSTITUTIONAL TRUST                          Shareholders can
                                                                   sign up for
NOT FDIC INSURED                                                   eDelivery
NO BANK GUARANTEE                                                      at
MAY LOSE VALUE                                                     Virtus.com

TABLE OF CONTENTS

VIRTUS INSTITUTIONAL BOND FUND
("Institutional Bond Fund")
Message to Shareholders ................................................    1
Disclosure of Fund Expenses ............................................    2
Fund Summary ...........................................................    4
Schedule of Investments ................................................    7
Statement of Assets and Liabilities ....................................   15
Statement of Operations ................................................   16
Statement of Changes in Net Assets .....................................   17
Financial Highlights ...................................................   18
Notes to Financial Statements ..........................................   19
Report of Independent Registered Public Accounting Firm ................   27
Tax Information Notice .................................................   28
Board of Trustees' Consideration of Advisory and Sub-Advisory
   Agreements ..........................................................   29
Fund Management Tables .................................................   32

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2010, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Institutional Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the FUND'S record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

                          (PHOTO OF GEORGE R. AYLWARD)

As they reviewed 2010, economists and market strategists reflected on the tailwinds that propelled the economy and the headwinds that kept us from realizing a full recovery.

Propelling the economy during 2010 were some very positive tailwinds. The U.S. economy picked up steam in the second half of 2010, and real consumer spending rose for the year, providing a hint that American consumers might be feeling more optimistic about the end of the recession. Businesses invested in new equipment and capital projects, and corporate profits continued to improve. The Federal Reserve Bank added a second dose of quantitative easing to encourage a continuation of the rebound.

But there were stiff headwinds as well. In the U.S., the unemployment rate remained near the 10 percent mark - a historically high level - for much of the year, and the housing market, which fueled growth earlier in the decade, remained in the doldrums. In addition, while emerging markets in some parts of the globe were a bright spot for many investors, there were also serious concerns about the ability of the Euro zone to manage the debt crisis in Greece, the banking crisis in Ireland, and the possibility that other weak European Union countries might crumble.

Nevertheless, the equity markets seemed to reflect the positive tailwinds during much of the year. The Dow Jones Industrial Average(R) ended the year at 11,577, up 14.1 percent, and the Standard & Poor's 500(R) Index closed out 2010 at 1,257, up 15.1 percent. In fact, the S&P's 86 percent rebound from its 12-year low on March 9, 2009, at the depths of the recession, is the biggest increase for a comparable 22-month period since 1955, perhaps a positive omen for future growth.

So will tailwinds or headwinds be more dominant in 2011? That may not matter to you if your portfolio is properly positioned to succeed in any market cycle. Review your investment objectives and risk tolerance with your financial advisor and together plan your approach for the new year. We hope your investments continue to include mutual funds available from Virtus. For a complete list of our investment options, please visit us at or call our customer service line at 1-800-243-1574.

On behalf of the entire team at Virtus Investment Partners, and the investment professionals at our affiliated managers and subadvisers, we look forward to serving you in 2011.

Sincerely,


/s/ George R. Aylward

George R. Aylward

FEBRUARY 2011

                         VIRTUS INSTITUTIONAL BOND FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF JULY 1, 2010 TO DECEMBER 31, 2010

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Institutional Bond Fund (the "Fund"), you incur ongoing costs, including investment advisory fees, service fees, and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

     The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the FUND'S actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your FUND'S actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                         VIRTUS INSTITUTIONAL BOND FUND
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF JULY 1, 2010 TO DECEMBER 31, 2010

EXPENSE TABLE

                  Beginning          Ending                     Expenses
                   Account          Account        Annualized     Paid
                    Value            Value           Expense     During
                July 1, 2010   December 31, 2010      Ratio      Period*
                ------------   -----------------   ----------   --------
INSTITUTIONAL BOND FUND
ACTUAL
Class X           $1,000.00        $1,025.80          0.55%       $2.81
Class Y            1,000.00         1,024.80          0.80         4.08
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class X            1,000.00         1,022.40          0.55         2.81
Class Y            1,000.00         1,021.12          0.80         4.08

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
     (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 DAYS TO REFLECT THE ONE-HALF YEAR PERIOD.

     THE FUND MAY INVEST IN OTHER FUNDS AND THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES WERE INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

     YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

VIRTUS INSTITUTIONAL BOND FUND                                   TICKER SYMBOLS:
                                                                 X Share: PXMBX
                                                                 Y Share: PYMBX

- VIRTUS INSTITUTIONAL BOND FUND ("Institutional Bond Fund," the "Fund") is diversified and has an investment objective to generate a high level of current income and appreciation of capital consistent with prudent investment risk.

     THERE IS NO GUARANTEE THE FUND WILL ACHIEVE ITS OBJECTIVE.

- For the fiscal year ended December 31, 2010, Class X shares returned 9.63% and Class Y shares returned 9.36%. For the same period, the Barclays Capital U.S. Aggregate Bond Index, a broad-based fixed income index and the FUND'S style-specific benchmark, returned 6.54%.

     ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN.

HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

- The broad U.S. fixed income market, as represented by the Barclays Capital U.S. Aggregate Bond Index performed very well during the FUND'S fiscal year ended December 31, 2010, posting a return of 6.54%.

- Overall, 2010 was a year marked by strong spread sector performance and periods of significant volatility. There were a number of events that contributed to the volatility such as European sovereign credit quality, the BP oil leak, Financial Regulatory Reform, and the mid-term elections. Additionally, there is a prevailing fear of a double dip recession hanging over the fixed income market. All of these forced spreads to widen across the board for the first time since market began to recover in early 2009.

- Ultimately, this was a positive sign for the overall health of the fixed income market as it was able to process these events and move forward without a prolonged retraction and in fact ended the year with tighter spreads.

- Improvements to certain aspects of the economy and to the credit fundamentals of most spread sectors helped to maintain a healthy appetite for risk. As a result, spread sectors outperformed U.S. Treasuries. In particular, we saw some of the strongest performance from out of index sectors such as high yield corporates and emerging markets, as well as sectors that are included in the index, such as investment grade corporates and commercial mortgage-backed securities.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

- Maintaining an underweight to U.S. Treasuries in favor of spread sectors was the largest positive contributor to performance for the fiscal year as spread sectors outperformed. The outperformance of spread sectors can be explained by a number of factors such as attractive valuations, improved credit fundamentals and certain macroeconomic indicators.

- Of the spread sectors we utilized, our overweight to commercial mortgage-backed securities had the largest positive impact on the Fund. Commercial mortgages were the best performing sector in the index, benefiting from a positive technical backdrop created by the strong demand for safe yield. Additionally, we saw the primary market for commercial mortgages begin to recover as a number of new issues came to market and were well received.

- The Fund also benefited from our use of both investment grade and below investment grade corporate bonds. Both sectors were helped by strong technicals, improved credit fundamentals and attractive valuations relative to other sectors.

- The largest detractor to performance was our lack of an allocation to emerging markets. Emerging markets had a strong year, posting the third highest return of any fixed income sector, despite valuations that were less than attractive on both a historical basis and relative to other sectors.

     THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND SHOULD NOT BE RELIED UPON AS INVESTMENT ADVICE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

THE INDEX IS UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

THE FUND MAY INVEST IN HIGH YIELD BONDS, WHICH MAY BE SUBJECT TO GREATER CREDIT AND MARKET RISKS. AS INTEREST RATES RISE, EXISTING BOND PRICES FALL AND CAN CAUSE THE VALUE OF AN INVESTMENT IN THE FUND TO DECLINE. CHANGES IN INTEREST RATES WILL AFFECT THE VALUE OF LONGER-TERM FIXED INCOME SECURITIES MORE THAN SHORTER-TERM SECURITIES. INVESTING IN MUNICIPAL BONDS INVOLVES MARKET RISK AND CREDIT RISK. THE PRINCIPAL ON MORTGAGE- OR ASSET-BACKED SECURITIES MAY NORMALLY BE PREPAID AT ANY TIME, WHICH WILL REDUCE THE YIELD AND MARKET VALUE OF THESE SECURITIES. INVESTING INTERNATIONALLY INVOLVES ADDITIONAL RISKS SUCH AS CURRENCY, POLITICAL, ACCOUNTING, ECONOMIC AND MARKET RISK.

                                ASSET ALLOCATIONS

The following table presents the portfolio holdings within certain sectors as a percentage of total investments at December 31, 2010.

Mortgage-Backed Securities                      41%
Corporate Bonds                                 35
   Financials                             15%
   Energy                                  4
   Industrials                             3
   All Others                             13
U.S. Government Securities                      13
Municipal Bonds                                  8
Other (includes short-term investments)          3
                                               ---
Total                                          100%
                                               ===

                               KEY INVESTMENT TERM

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 12/31/10

                                               1      5       10
                                             Year   Years   Years
                                             ----   -----   -----
CLASS X SHARES                               9.63%  5.89%   6.06%
CLASS Y SHARES                               9.36   5.63    5.80
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX   6.54   5.80    5.84

FUND EXPENSE RATIOS(2): X SHARES: GROSS 0.84%, NET 0.55%; Y SHARES: GROSS 1.09%, NET 0.80%.

     ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT virtus.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

(2) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS, ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE MAY 1, 2010 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY VOLUNTARY FEE WAIVER WHICH MAY BE DISCONTINUED AT ANY TIME. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER. SEE THE FINANCIAL HIGHLIGHTS ON PAGE 18 FOR MORE CURRENT EXPENSE RATIOS.

GROWTH OF INVESTMENT for periods ended 12/31

This chart assumes an initial investment of $5,000,000 made on December 31, 2000 for Class X and $1,000,000 for Class Y shares. Performance assumes reinvestment of dividends and capital gain distributions.

                              (PERFORMANCE GRAPH)

                             (PLOT POINTS TO COME)

For information regarding the index and certain investment terms, see page 5.

                         VIRTUS INSTITUTIONAL BOND FUND
                            SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2010

($ REPORTED IN THOUSANDS)

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
U.S. GOVERNMENT SECURITIES--12.8%
U.S. Treasury Bond
   4.500%, 8/15/39                                       $      665   $      683
U.S. Treasury Note
   0.625%, 6/30/12                                              220          221
   1.750%, 7/31/15                                              735          733
   1.250%, 10/31/15                                           2,540        2,458
   5.125%, 5/15/16                                               40           46
   3.250%, 3/31/17                                              525          548
   2.625%, 8/15/20                                              995          943
   2.625%, 11/15/20                                             235          222
                                                                      ----------
                                                                           5,171
                                                                      ----------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $5,999)                                                   5,854
                                                                      ----------
MUNICIPAL BONDS--8.5%
CALIFORNIA--0.3%
Metropolitan Water District of Southern California
   Build America Bonds Taxable Series A,
   6.947%, 7/1/40                                                40           41
San Diego County Water Authority, Build America Bonds
   Taxable Series B
   6.138%, 5/1/49                                                90           90
                                                                      ----------
                                                                             131
                                                                      ----------
CONNECTICUT--0.4%
Mashantucket Western Pequot Tribe Taxable Series A,
   144A (NATL Insured)
   6.910%, 9/1/12 (2)                                           255          206
FLORIDA--0.4%
Miami-Dade County Educational Facilities Authority
   Taxable University of Miami Series C,
   5.460%, 4/1/15                                               165          173
KENTUCKY--0.4%
State of Kentucky General Fund Taxable
   3.165%, 4/1/18                                               180          173

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
MASSACHUSETTS--0.5%
Commonwealth of Massachusetts Series C, (AGM Insured)
   5.500%, 12/1/22                                       $      185   $      214
MICHIGAN--1.1%
City of Flat Rock Finance Authority Taxable Series A,
   6.750%, 10/1/16                                              125          133
State of Michigan Taxable Series B
   4.140%, 11/1/20                                              215          202
Tobacco Settlement Finance Authority Taxable Series
   06-A,
   7.309%, 6/1/34                                               260          185
                                                                      ----------
                                                                             520
                                                                      ----------
MISSISSIPPI--0.3%
State of Mississippi Build America Bonds Taxable
   5.245%, 11/1/34                                              130          124
NEW JERSEY--0.5%
New Jersey Transportation Trust Fund Authority, Build
   America Taxable Series B
   6.561%, 12/15/40                                             225          227
NEW YORK--1.1%
City of New York Taxable
   4.669%, 10/1/22                                               90           83
New York State Urban Development Corp. Build America
   Bonds Taxable Series C
   4.810%, 3/15/21                                              225          219
Build America Bonds Taxable
   5.770%, 3/15/39                                              200          198
                                                                      ----------
                                                                             500
                                                                      ----------

                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2010

($ REPORTED IN THOUSANDS)

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
PENNSYLVANIA--0.9%
City of Pittsburgh Pension Obligation Taxable Series
   B, (NATL, FGIC Insured)
   6.350%, 3/1/13                                        $      400   $      425
TEXAS--0.9%
City of Austin
   5.000%, 9/1/20                                               230          260
City of Houston Build America Bonds Taxable Series B
   5.361%, 3/1/24                                               180          180
                                                                      ----------
                                                                             440
                                                                      ----------
UTAH--0.5%
Utah Transit Authority Sales Tax, Series A (AGM
   Insured)
   5.000%, 6/15/36                                              215          215
VIRGINIA--0.2%
Tobacco Settlement Financing Corp. Taxable Series
   07-A1,
   6.706%, 6/1/46                                               125           78
WASHINGTON--1.0%
King County Sewer Project (AGM Insured)
   5.000%, 1/1/36                                               210          208
State of Washington Series R-2011B
   5.000%, 7/1/21                                               215          240
                                                                      ----------
                                                                             448
                                                                      ----------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $4,096)                                                   3,874
                                                                      ----------
FOREIGN GOVERNMENT SECURITIES--0.1%
Republic of Hungary
   6.250%, 1/29/20                                               35           34
                                                                      ----------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $36)                                                         34
                                                                      ----------

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
MORTGAGE-BACKED SECURITIES--40.7%
AGENCY--29.9%
FHLMC
   5.500%, 8/1/18                                        $      117   $      127
   4.500%, 10/1/18                                              206          217
FNMA
   4.500%, 9/1/18                                               229          242
   5.000%, 11/1/20                                              224          240
   5.500%, 6/1/21                                               123          134
   4.000%, 2/1/25                                               593          611
   6.000%, 5/1/29                                                77           85
   7.000%, 11/1/30                                               20           23
   6.000%, 11/1/31                                               53           58
   6.000%, 12/1/32                                               41           45
   5.500%, 4/1/33                                               241          260
   5.500%, 4/1/33                                               164          177
   5.000%, 7/1/33                                               131          139
   6.500%, 8/1/33                                               340          382
   5.500%, 4/1/34                                               193          207
   5.000%, 7/1/35                                               211          223
   5.500%, 12/1/35                                              279          300
   6.500%, 8/1/36                                               152          169
   5.500%, 4/1/37                                               166          178
   5.500%, 4/1/37                                               112          120
   6.000%, 7/1/37                                               389          424
   6.000%, 9/1/37                                                44           48
   6.500%, 9/1/37                                                43           48
   6.000%, 10/1/37                                              160          174
   6.000%, 2/1/38                                               174          189
   6.000%, 2/1/38                                               113          123
   6.000%, 2/1/38                                               199          217
   5.000%, 3/1/38                                               292          308
   5.500%, 3/1/38                                               196          209
   5.500%, 3/1/38                                                50           53
   5.000%, 4/1/38                                               561          590
   5.500%, 6/1/38                                               485          519
   6.000%, 8/1/38                                               141          153
   5.000%, 1/1/39                                               247          260
   5.000%, 9/1/39                                               599          630
   4.500%, 10/1/39                                               80           82
   5.000%, 10/1/39                                              926          974
   5.500%, 10/1/39                                              253          271
   4.500%, 4/1/40                                               354          363
   4.500%, 8/1/40                                             1,434        1,473
   4.500%, 8/1/40                                               970          996
   4.000%, 10/1/40                                              490          488

                       See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2010

($ REPORTED IN THOUSANDS)

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
AGENCY--CONTINUED
   4.000%, 11/1/40                                       $      698   $      695
   TBA 4.000%, 1/15/41(5)                                       250          249
GNMA
   7.000%, 8/15/29                                               35           40
   6.500%, 12/15/31                                              10           11
   6.500%, 12/15/31                                             116          132
   6.500%, 1/15/32                                                5            6
   6.500%, 3/15/32                                               29           33
                                                                      ----------
                                                                          13,695
                                                                      ----------
NON-AGENCY--10.8%
Americold LLC Trust
   10-ARTA, A1 144A
   3.847%, 1/14/29 (2)                                          230          230
Bear Stearns Commercial Mortgage Securities, Inc.
   06-PW12, A4
   5.722%, 9/11/38(3)                                           175          191
   06-PW14, A4
   5.201%, 12/11/38                                             150          158
Extended Stay America Trust 10-ESHA, A 144A
   2.951%, 11/5/27 (2)                                          220          216
GE Capital Commercial Mortgage Corp. 03-C1, C
   4.975%, 1/10/38 (3)                                          390          406
GMAC Commercial Mortgage Securities, Inc. 04-C2, A3
   5.134%, 8/10/38                                              170          180
JPMorgan Chase Commercial Mortgage Securities Corp.
   07-LD12, A4
   5.882%, 2/15/51 (3)                                          595          630
Lehman Brothers-UBS Commercial Mortgage Trust
   04-C7, A6
   4.786%, 10/15/29(3)                                          325          341
   06-C6, A4
   5.372%, 9/15/39                                              190          203
Lehman Brothers Commercial Conduit Mortgage Trust
   07-C3, A4
   5.942%, 7/15/44 (3)                                          271          290
Merrill Lynch Mortgage Investors, Inc. 06-3, 2A1
   6.025%, 10/25/36 (3)                                         129          118

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
NON-AGENCY--CONTINUED
Morgan Stanley Capital I
   07-IQ14, A4
   5.692%, 4/15/49 (3)                                   $      425   $      441
Morgan Stanley Mortgage Loan Trust 05-5AR, 4A1
   5.417%, 9/25/35 (3)                                          129           93
Wachovia Bank Commercial Mortgage Trust
   04-C12, A4
   5.305%, 7/15/41(3)                                           250          269
   07-C30, A5
   5.342%, 12/15/43                                             565          571
   07-C33, A4
   5.903%, 2/15/51(3)                                           420          436
Wachovia Mortgage Loan Trust LLC 06-A, B1
   5.363%, 5/20/36 (3)                                          254            7
Wells Fargo Mortgage Backed Securities Trust 05-AR4,
   2A2
   2.913%, 4/25/35 (3)                                          156          148
                                                                      ----------
                                                                           4,928
                                                                      ----------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $17,866)                                                 18,623
                                                                      ----------
ASSET-BACKED SECURITIES--0.8%
GMAC Mortgage Corp. Loan Trust 06-HE3, A2
   5.750%, 10/25/36 (3)                                         175          109
SBA Tower Trust 144A
   5.101%, 4/15/17 (2)                                           85           88
UCFC Manufactured Housing 97-3, A4
   6.975%, 1/15/29                                              147          149
                                                                      ----------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $408)                                                       346
                                                                      ----------
CORPORATE BONDS--34.6%
CONSUMER DISCRETIONARY--2.1%
Comcast Corp.
   5.875%, 2/15/18                                               75           83
COX Communications, Inc. 144A
   6.250%, 6/1/18 (2)                                            80           89

                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2010

($ REPORTED IN THOUSANDS)

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
CONSUMER DISCRETIONARY--CONTINUED
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
   6.375%, 6/15/15                                       $       85   $       88
Echostar DBS Corp.
   6.625%, 10/1/14                                              100          104
Hasbro, Inc.
   6.300%, 9/15/17                                              100          107
Landry's Restaurants, Inc.
   11.625%, 12/1/15                                              50           54
QVC, Inc. 144A
   7.500%, 10/1/19 (2)                                           70           74
Royal Caribbean Cruises Ltd.
   7.250%, 6/15/16                                              115          125
Seneca Gaming Corp. 144A
   8.250%, 12/1/18 (2)                                           40           40
Time Warner Cable, Inc.
   6.750%, 7/1/18                                                50           58
Toys R Us Property Co., LLC
   8.500%, 12/1/17                                               75           81
Wyndham Worldwide Corp.
   5.750%, 2/1/18                                                40           41
                                                                      ----------
                                                                             944
                                                                      ----------
CONSUMER STAPLES--1.1%
Bunge Ltd. Finance Corp.
   5.100%, 7/15/15                                               85           88
C&S Group Enterprises LLC 144A
   8.375%, 5/1/17 (2)                                            70           67
Coca-Cola HBC Finance BV
   5.500%, 9/17/15                                               75           81
Reynolds American, Inc.
   6.750%, 6/15/17                                              155          173
SUPERVALU, Inc.
   7.500%, 11/15/14                                             115          112
                                                                      ----------
                                                                             521
                                                                      ----------
ENERGY--4.2%
Anadarko Petroleum Corp.
   6.375%, 9/15/17                                               90           98
Energy Transfer Equity LP
   7.500%, 10/15/20                                              20           21
Gazprom OAO (Gaz Capital SA) 144A
   6.212%, 11/22/16 (2)                                         215          228

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
ENERGY--CONTINUED
Hilcorp Energy I LP/Hilcorp Finance Co. 144A
   7.750%, 11/1/15 (2)                                   $       70   $       73
Kinder Morgan Energy Partners LP
   6.000%, 2/1/17                                               105          116
Newfield Exploration Co.
   6.625%, 9/1/14                                               185          190
Noble Energy, Inc.
   8.250%, 3/1/19                                               105          131
Peabody Energy Corp.
   7.375%, 11/1/16                                               80           89
Petropower I Funding Trust 144A
   7.360%, 2/15/14 (2)(6)                                       260          263
Pioneer Natural Resources Co.
   7.500%, 1/15/20                                               85           94
Rowan Cos., Inc.
   5.000%, 9/1/17                                                85           86
Smith International, Inc.
   9.750%, 3/15/19                                               75          103
Swift Energy Co.
   7.125%, 6/1/17                                               215          217
Tesoro Corp.
   6.500%, 6/1/17                                               130          131
Weatherford International Ltd.
   5.125%, 9/15/20                                               80           79
                                                                      ----------
                                                                           1,919
                                                                      ----------
FINANCIALS--14.9%
AFLAC, Inc.
   8.500%, 5/15/19                                               80           99
American Express Co.
   8.125%, 5/20/19                                               70           87
AON Corp.
   5.000%, 9/30/20                                               40           40
Banco Santander SA Unipersonal 144A
   3.781%, 10/7/15 (2)                                          100           94
Banco Santander SA 144A Chile
   5.375%, 12/9/14 (2)                                           90           94

                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2010

($ REPORTED IN THOUSANDS)

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
FINANCIALS--CONTINUED
Bank of America Corp.
   5.750%, 8/15/16                                       $      110   $      112
   5.750%, 12/1/17                                              200          208
Barclays Bank plc 144A
   6.050%, 12/4/17 (2)                                           60           61
Berkley (W.R.) Corp.
   5.875%, 2/15/13                                               85           90
Blackstone Holdings Finance Co., LLC 144A
   6.625%, 8/15/19 (2)                                          125          128
Bumble Bee Acquisition Corp. 144A
   9.000%, 12/15/17 (2)                                          55           57
Capital One Financial Corp.
   5.250%, 2/21/17                                               95           99
Citigroup, Inc.
   4.875%, 5/7/15                                                95           97
   5.500%, 2/15/17                                              170          176
CME Group, Inc.
   5.400%, 8/1/13                                                85           94
CNA Financial Corp.
   5.850%, 12/15/14                                              85           90
CommonWealth REIT, Inc.
   5.875%, 5/15/15                                              110          120
Countrywide Financial Corp.
   6.250%, 5/15/16                                              100          102
Credit Suisse New York
   6.000%, 2/15/18                                               65           70
Credit Suisse USA, Inc.
   5.850%, 8/16/16                                              100          112
DuPont Fabros Technology LP
   8.500%, 12/15/17                                             110          118
Export-Import Bank of Korea
   5.500%, 10/17/12                                             220          233
Fifth Third Bancorp
   4.500%, 6/1/18                                               110          106
First Horizon National Corp.
   5.375%, 12/15/15                                              80           81
Ford Motor Credit Co., LLC
   8.700%, 10/1/14                                              100          113
Genworth Financial, Inc.
   6.515%, 5/22/18                                               95           97
Goldman Sachs Group, Inc. (The)
   5.950%, 1/18/18                                               85           92
   6.150%, 4/1/18(6)                                            285          314

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
FINANCIALS--CONTINUED
HRPT Properties Trust
   5.750%, 2/15/14                                       $      210   $      219
HSB Capital I Series B,
   1.199%, 7/15/27 (3)                                          365          219
Huntington Bancshares, Inc.
   7.000%, 12/15/20                                              20           21
ICICI Bank Ltd. 144A
   5.750%, 11/16/20 (2)                                         100           99
International Lease Finance Corp.
   4.750%, 1/13/12                                               70           71
Jefferson-Pilot Corp.
   4.750%, 1/30/14                                               85           89
JPMorgan Chase & Co.
   5.250%, 5/1/15                                               130          139
KeyBank NA
   5.700%, 8/15/12                                              115          122
Korea Development Bank
   5.750%, 9/10/13                                               70           76
Metropolitan Life Global Funding I 144A
   5.125%, 6/10/14 (2)                                          100          109
Morgan Stanley
   4.750%, 4/1/14                                               110          113
   5.375%, 10/15/15                                             150          158
Nationwide Health Properties, Inc.
   6.250%, 2/1/13                                               105          113
Northern Trust Corp.
   5.500%, 8/15/13                                               95          105
PNC Bank NA
   4.875%, 9/21/17                                              115          118
Principal Financial Group, Inc.
   7.875%, 5/15/14                                               80           92
ProLogis
   6.625%, 5/15/18                                               90           96
Regions Financial Corp.
   7.750%, 11/10/14                                             115          120
Royal Bank of Scotland plc (The)
   3.950%, 9/21/15                                               45           44
SLM Corp.
   5.375%, 5/15/14                                              110          110
SunTrust Banks, Inc.
   6.000%, 9/11/17                                               95          100

                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2010

($ REPORTED IN THOUSANDS)

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
FINANCIALS--CONTINUED
Tanger Factory Outlet Centers
   6.150%, 11/15/15                                      $      170   $      184
TNK-BP Finance SA RegS
   6.125%, 3/20/12 (4)                                          170          178
UDR, Inc.
   5.250%, 1/15/15                                               60           63
UFJ Finance AEC
   6.750%, 7/15/13                                              120          134
Unum Group
   5.625%, 9/15/20                                               55           55
Wachovia Bank NA
   5.000%, 8/15/15(6)                                           250          267
Westfield Capital Corp., Ltd/Westfield Finance
   Authority 144A
   5.125%, 11/15/14 (2)                                         140          149
XL Capital Ltd.
   5.250%, 9/15/14                                              100          103
Xstrata Finance Canada Ltd. 144A
   5.800%, 11/15/16 (2)                                         105          115
Zions Bancorp
   7.750%, 9/23/14                                               45           47
                                                                      ----------
                                                                           6,812
                                                                      ----------
HEALTH CARE--0.8%
Bio-Rad Laboratories, Inc.
   4.875%, 12/15/20                                              85           83
HCA, Inc.
   9.250%, 11/15/16                                             220          235
Universal Health Services Escrow Corp. 144A
   7.000%, 10/1/18 (2)                                           10           10
Universal Health Services, Inc.
   7.125%, 6/30/16                                               18           20
                                                                      ----------
                                                                             348
                                                                      ----------
INDUSTRIALS--3.0%
AWAS Aviation Capital Ltd. 144A
   7.000%, 10/15/16 (2)                                         120          120
CNH America LLC
   7.250%, 1/15/16                                               85           92

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
INDUSTRIALS--CONTINUED
Continental Airlines, Inc. 98-1A,
   6.648%, 3/15/19 (6)                                   $      436   $      454
Delta Air Lines, Inc. 10-2A
   4.950%, 5/23/19                                              125          125
Hutchison Whampoa International Ltd. 144A
   5.750%, 9/11/19 (2)                                          100          107
Kratos Defense & Security Solutions, Inc.
   10.000%, 6/1/17                                               70           78
Owens Corning, Inc.
   6.500%, 12/1/16                                               55           58
Ryder System, Inc.
   3.600%, 3/1/16                                                55           55
Salvation Army (The)
   5.480%, 9/1/17                                               185          196
SPX Corp. 144A
   6.875%, 9/1/17 (2)                                            75           80
Teekay Corp.
   8.500%, 1/15/20                                               30           33
                                                                      ----------
                                                                           1,398
                                                                      ----------
INFORMATION TECHNOLOGY--1.9%
Broadridge Financial Solutions, Inc.
   6.125%, 6/1/17                                               175          178
Crown Castle Holdings GS V LLC/Crown Castle GS III
   Corp. 144A
   7.750%, 5/1/17 (2)                                            90           98
First Data Corp. 144A
   8.875%, 8/15/20 (2)                                           35           37
Jabil Circuit, Inc.
   8.250%, 3/15/18                                              170          193
National Semiconductor Corp.
   6.600%, 6/15/17                                              100          111
Seagate HDD Cayman 144A
   7.750%, 12/15/18 (2)                                         100          102
Spansion LLC 144A
   7.875%, 11/15/17 (2)                                          75           75
Xerox Corp.
   6.750%, 2/1/17                                                60           69
                                                                      ----------
                                                                             863
                                                                      ----------

                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2010

($ REPORTED IN THOUSANDS)

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
MATERIALS--2.3%
ABI Escrow Corp. 144A
   10.250%, 10/15/18 (2)                                 $       60   $       66
Agrium, Inc.
   6.750%, 1/15/19                                               85           97
Allegheny Technologies, Inc.
   9.375%, 6/1/19                                                75           88
Berry Plastics Corp.
   8.250%, 11/15/15                                              40           42
Catalyst Paper Corp.
   7.375%, 3/1/14                                                65           49
Commercial Metals Co.
   7.350%, 8/15/18                                               75           76
CRH America, Inc.
   6.000%, 9/30/16                                               85           91
Georgia Gulf Corp. 144A
   9.000%, 1/15/17 (2)                                           45           49
Georgia-Pacific LLC 144A
   5.400%, 11/1/20 (2)                                          110          109
International Paper Co.
   9.375%, 5/15/19                                              100          129
Lyondell Chemical Co. 144A
   8.000%, 11/1/17 (2)                                           90          100
Rock-Tenn Co.
   9.250%, 3/15/16                                               75           82
Verso Paper Holdings LLC/Verso Paper, Inc.
   Series B,
   4.037%, 8/1/14 (3)                                            70           63
                                                                      ----------
                                                                           1,041
                                                                      ----------
TELECOMMUNICATION SERVICES--1.9%
Frontier Communications Corp.
   7.875%, 4/15/15                                               90           99
Nextel Communications, Inc. Series D
   7.375%, 8/1/15                                               105          106
OJSC Vimpel Communications (VIP Finance Ireland Ltd.)
   144A
   8.375%, 4/30/13 (2)                                          100          108
PAETEC Holding Corp.
   8.875%, 6/30/17                                               75           80
Qwest Corp.
   6.500%, 6/1/17                                                85           92

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
TELECOMMUNICATION SERVICES--CONTINUED
Telecom Italia Capital SA
   6.999%, 6/4/18                                        $      145   $      154
Verizon Communications, Inc.
   5.500%, 4/1/17                                               110          122
Vodafone Group plc
   6.150%, 2/27/37                                               35           37
West Corp. 144A
   8.625%, 10/1/18 (2)                                           75           80
                                                                      ----------
                                                                             878
                                                                      ----------
UTILITIES--2.4%
Entergy Louisiana LLC
   5.400%, 11/1/24                                               60           64
Great River Energy 144A
   5.829%, 7/1/17 (2)                                           146          165
Intergen NV 144A
   9.000%, 6/30/17 (2)                                          150          160
Israel Electric Corp., Ltd. 144A
   7.250%, 1/15/19 (2)                                          200          220
Midwest Generation LLC Series B
   8.560%, 1/2/16                                               160          161
TransAlta Corp.
   4.750%, 1/15/15                                               35           37
United Energy Distribution Holdings Property Ltd. 144A
   5.450%, 4/15/16 (2)(6)                                       265          278
                                                                      ----------
                                                                           1,085
                                                                      ----------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $15,050)                                                 15,809
                                                                      ----------
TOTAL LONG-TERM INVESTMENTS--97.5%
(IDENTIFIED COST $43,455)                                                 44,540
                                                                      ----------

                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2010

($ REPORTED IN THOUSANDS)

                                                           SHARES        VALUE
                                                         ----------   ----------
SHORT-TERM INVESTMENTS--2.3%
MONEY MARKET MUTUAL FUNDS--2.3%
BlackRock Liquidity Funds TempFund Portfolio --
   Institutional Shares (seven-day effective
   yield 0.170%)                                          1,065,296   $    1,065
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,065)                                                   1,065
TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $44,520)                                                 45,605(1)
Other assets and liabilities, net-0.2%                                       106
                                                                      ----------
NET ASSETS--100.0%                                                    $   45,711
                                                                      ==========

ABBREVIATIONS:

AGM   Assured Guaranty Municipal Corp.
FGIC  Financial Guaranty Insurance Company
FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac")
FNMA  Federal National Mortgage Association ("Fannie Mae")
GNMA  Government National Mortgage Association ("Ginnie Mae")
NATL  National Public Finance Guarantee Corp.
REIT  Real Estate Investment Trust
TBA   To be announced.

FOOTNOTE LEGEND

(1) Federal Income Tax Information: For tax information at December 31, 2010, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities amounted to a value of $4,444 or 9.7% of net assets.

(3) Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2010.

(4) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.

(5)  When-issued security.

(6) All or a portion of the security is segregated as collateral for when-issued security.

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                            TOTAL         LEVEL 1        LEVEL 2
                                           VALUE AT        QUOTED      SIGNIFICANT
                                      DECEMBER 31, 2010    PRICE    OBSERVABLE INPUTS
                                      -----------------   -------   -----------------
INVESTMENTS IN SECURITIES
   Debt Securities:
      Asset-Backed Securities              $   346         $   --        $   346
      Corporate Bonds                       15,809             --         15,809
      Foreign Government Securities             34             --             34
      Mortgage-Backed Securities            18,623             --         18,623
      Municipal Bonds                        3,874             --          3,874
      U.S. Government Securities             5,854             --          5,854
   Equity Securities:
      Short-term investments                 1,065          1,065             --
                                           -------         ------        -------
         Total Investments                 $45,605         $1,065        $44,540
                                           =======         ======        =======

There are no Level 3 (Significant Unobservable Inputs) priced securities.


                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

(Reported in thousands except shares and per share amounts)

ASSETS
Investment securities at value+ ............................................   $   45,605
Receivables
   Investment securities sold ..............................................          491
   Interest ................................................................          386
Prepaid expenses ...........................................................           11
                                                                               ----------
      Total assets .........................................................       46,493
                                                                               ----------
LIABILITIES
Payables
   Fund shares repurchased .................................................           --(1)
   Investment securities purchased .........................................          730
   Distribution and service fees ...........................................           --(1)
   Investment advisory fee .................................................            4
   Administration fee ......................................................            6
   Transfer agent fee ......................................................            4
   Trustees' fee and expenses ..............................................            --(1)
   Professional fee ........................................................           28
   Other accrued expenses ..................................................           10
                                                                               ----------
      Total liabilities ....................................................          782
                                                                               ----------
NET ASSETS .................................................................   $   45,711
                                                                               ==========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ...........................   $   49,092
Accumulated undistributed net investment income (loss) .....................           --
Accumulated net realized gain (loss) .......................................       (4,466)
Net unrealized appreciation (depreciation) .................................        1,085
                                                                               ----------
NET ASSETS .................................................................   $   45,711
                                                                               ==========
CLASS X
Net asset value (net assets/shares outstanding) and offering price
   per share ...............................................................   $    31.63
Shares of beneficial interest outstanding, no par value, unlimited
   authorization ...........................................................    1,441,513
Net Assets .................................................................   $   45,599
CLASS Y
Net asset value (net assets/shares outstanding) and offering price
   per share ...............................................................   $    31.62
Shares of beneficial interest outstanding, no par value, unlimited
   authorization ...........................................................        3,523
Net Assets .................................................................   $      112
+ Investment securities at cost ............................................   $   44,520

(1)  Amount is less than $500.

                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2010

(Reported in thousands)

INVESTMENT INCOME
Interest ...............................................................   $ 2,218
Dividends ..............................................................         3
                                                                           -------
   Total investment income .............................................     2,221
                                                                           -------
EXPENSES
Investment advisory fee ................................................       192
Service fees, Class Y ..................................................        --(1)
Administration fees ....................................................        54
Transfer agent fees and expenses .......................................        37
Professional fees ......................................................        34
Registration fees ......................................................        34
Printing fees and expenses .............................................        22
Custodian fees .........................................................         5
Trustees' fees and expenses ............................................         4
Miscellaneous expenses .................................................         7
                                                                           -------
   Total expenses ......................................................       389
Less expenses reimbursed by investment adviser .........................      (155)
                                                                           -------
   Net expenses ........................................................       234
                                                                           -------
NET INVESTMENT INCOME (LOSS) ...........................................     1,987
                                                                           -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments ................................       567
Net change in unrealized appreciation (depreciation) on investments ....     1,203
                                                                           -------
NET GAIN (LOSS) ON INVESTMENTS .........................................     1,770
                                                                           -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........   $ 3,757
                                                                           =======

(1)  Amount is less than $500.

                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                                               YEAR ENDED     YEAR ENDED
                                                                              DECEMBER 31,   DECEMBER 31,
                                                                                  2010           2009
                                                                              ------------   ------------
FROM OPERATIONS
Net investment income (loss) ..............................................     $  1,987       $  3,008
Net realized gain (loss) ..................................................          567         (3,364)
Net change in unrealized appreciation (depreciation) ......................        1,203         11,090
                                                                                --------       --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............        3,757         10,734
                                                                                --------       --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class X ............................................       (2,004)        (2,605)
Net investment income, Class Y ............................................           (5)          (464)
                                                                                --------       --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .................       (2,009)        (3,069)
                                                                                --------       --------
FROM SHARE TRANSACTIONS
SALE OF SHARES
Class X (292 and 31 shares, respectively) .................................        9,426            871
Class Y (0 and 11 shares, respectively) ...................................           --            325
REINVESTMENT OF DISTRIBUTIONS
Class X (64 and 80 shares, respectively) ..................................        2,004          2,320
Class Y (0* and 16 shares, respectively) ..................................            5            464
SHARES REPURCHASED
Class X (438 and 666 shares, respectively) ................................      (13,753)       (18,667)
Class Y (0 and 471 shares, respectively) ..................................           --        (13,918)
                                                                                --------       --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .................       (2,318)       (28,605)
                                                                                --------       --------
NET INCREASE (DECREASE) IN NET ASSETS .....................................         (570)       (20,940)
NET ASSETS
Beginning of period .......................................................       46,281         67,221
                                                                                --------       --------
END OF PERIOD .............................................................     $ 45,711       $ 46,281
                                                                                ========       ========
Accumulated undistributed net investment income (loss) at end of period ...     $     --       $     22

*    less than 500.

                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                              FINANCIAL HIGHLIGHTS
                       SELECTED PER SHARE DATA AND RATIOS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                      NET                   NET
                     ASSET               REALIZED              DIVIDENDS
                    VALUE,       NET        AND       TOTAL      FROM                  CHANGE IN
                   BEGINNING INVESTMENT UNREALIZED    FROM        NET                     NET
                      OF       INCOME      GAIN    INVESTMENT INVESTMENT     TOTAL       ASSET
                    PERIOD    (LOSS)(1)   (LOSS)   OPERATIONS   INCOME   DISTRIBUTIONS   VALUE
                   --------- ---------- ---------- ---------- ---------- ------------- ---------
CLASS X
1/1/10 to 12/31/10   $30.30     1.46       1.40       2.86      (1.53)       (1.53)       1.33
1/1/09 to 12/31/09    26.61     1.50       3.81       5.31      (1.62)       (1.62)       3.69
1/1/08 to 12/31/08    30.94     1.66      (4.26)     (2.60)     (1.73)       (1.73)      (4.33)
1/1/07 to 12/31/07    30.92     1.56       0.11       1.67      (1.65)       (1.65)       0.02
1/1/06 to 12/31/06    31.08     1.52      (0.11)      1.41      (1.57)       (1.57)      (0.16)
CLASS Y
1/1/10 to 12/31/10   $30.29     1.39       1.39       2.78      (1.45)       (1.45)       1.33
1/1/09 to 12/31/09    26.61     1.43       3.80       5.23      (1.55)       (1.55)       3.68
1/1/08 to 12/31/08    30.93     1.58      (4.25)     (2.67)     (1.65)       (1.65)      (4.32)
1/1/07 to 12/31/07    30.91     1.48       0.11       1.59      (1.57)       (1.57)       0.02
1/1/06 to 12/31/06    31.07     1.44      (0.11)      1.33      (1.49)       (1.49)      (0.16)

                                                         RATIO OF
                                                           GROSS       RATIO OF
                     NET           NET                  EXPENSES TO       NET
                    ASSET        ASSETS,   RATIO OF     AVERAGE NET   INVESTMENT
                   VALUE,        END OF  NET EXPENSES ASEETS (BEFORE   INCOME TO  PORTFOLIO
                   END OF  TOTAL PERIOD   TO AVERAGE    WAIVERS AND   AVERAGE NET  TURNOVER
                   PERIOD RETURN (000'S)  NET ASSETS  REIMBURSEMENTS)   ASSETS       RATE
                   ------ ------ ------- ------------ --------------- ----------- ---------
CLASS X
1/1/10 to 12/31/10 $31.63  9.63% $45,599     0.55%          0.91%         4.65%      60%
1/1/09 to 12/31/09  30.30 20.30   46,179     0.55           0.77          5.24       65
1/1/08 to 12/31/08  26.61 (8.60)  55,340     0.55           0.74          5.59       47
1/1/07 to 12/31/07  30.94  5.56   77,378     0.56           0.71          5.02       58
1/1/06 to 12/31/06  30.92  4.64   87,457     0.56           0.73          4.89       65
CLASS Y
1/1/10 to 12/31/10 $31.62  9.36% $   112     0.80%          1.16%         4.39%      60%
1/1/09 to 12/31/09  30.29 20.02      102     0.80           1.02          5.10       65
1/1/08 to 12/31/08  26.61 (8.83)  11,881     0.80           0.99          5.30       47
1/1/07 to 12/31/07  30.93  5.30   19,843     0.81           0.96          4.78       58
1/1/06 to 12/31/06  30.91  4.38   18,994     0.81           0.98          4.64       65

FOOTNOTE LEGEND:

(1)  Computed using average shares outstanding.

                        See Notes to Financial Statements

                           VIRTUS INSTITUTIONAL TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2010

1.   ORGANIZATION

     Virtus Institutional Trust (the "Trust") is organized as a Delaware statutory trust, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

     As of the date of this report, one fund, Virtus Institutional Bond Fund (the "Fund"), is offered for sale. The Fund's investment objective is outlined in the Fund Summary on page 4.

     The Fund offers Class X shares and Class Y shares. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares, except that Class X bears no distribution or service expenses.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

     A.   SECURITY VALUATION:

          Security Valuation procedures for the Fund have been approved by the Board of Trustees. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board of Trustees.

          The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

          - Level 1 -- quoted prices in active markets for identical securities

          - Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          - Level 3 -- prices determined using significant unobservable inputs (including the valuation committee's own assumptions in determining the fair value of investments)

          A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2010

     Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange ("NYSE")) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded funds, and certain Indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

     Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured Debt Instruments such as Mortgage-Backed and Asset-Backed Securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

     Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

     Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

     Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

     A summary of the inputs used to value the Fund's major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.   SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 2010

          is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

     C.   INCOME TAXES:

          The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

          The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

          The Fund follows the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. The Fund does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable. As of December 31, 2010, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2007 forward (with limited exceptions).

     D.   DISTRIBUTIONS TO SHAREHOLDERS:

          Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

     E.   FOREIGN CURRENCY TRANSLATION:

          Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in either exchange rates or from fluctuations which arise due to changes in the market prices of securities.

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 2010

     F.   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

          The Fund may engage in when-issued or delayed delivery transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     ($ REPORTED IN THOUSANDS UNLESS NOTED)

     A.   ADVISER:

          Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus"), is the Adviser to the Trust.

          For managing or directing the management of the Fund, the Adviser is entitled to a fee based upon an annual rate of 0.45% of the Fund's first $1 billion of average daily net assets and 0.40% of the Fund's average daily net assets in excess of $1 billion.

          The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser.

     B.   SUBADVISER:

          The subadviser manages the investments of the Fund for which it is paid a fee by the Adviser. Goodwin Capital Advisers, Inc. ("Goodwin") serves as the Fund's subadviser.

     C.   EXPENSE LIMITATIONS:

          The Adviser has voluntarily agreed to limit total operating expenses of the Fund (excluding interest, taxes, and extraordinary expenses) so that such expenses do not exceed 0.55% of the average daily net assets of Class X shares and 0.80% of Class Y shares. The Adviser may discontinue this voluntary expense limitation at any time.

          The Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the following fiscal years:

2011   2012   2013   TOTAL
----   ----   ----   -----
$161   $127   $155    $443

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 2010

     D.   DISTRIBUTOR:

          VP Distributors, Inc. ("VP Distributors") serves as the national distributor of the Fund's shares. The Fund pays VP Distributors a service fee at an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class.

     E.   ADMINISTRATOR AND TRANSFER AGENT:

          VP Distributors serves as the Administrator to the Trust. For the period ended December 31, 2010, VP Distributors received administration fees totaling $54, which is included in the Statement of Operations. A portion of these fees is paid to an outside entity that also provides service to the Fund.

          VP Distributors also serves as the Trust's transfer agent. For the period ended December 31, 2010, VP Distributors received transfer agent fees totaling $37, which is included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Fund.

          On April 14, 2010, the Board of Trustees approved an increase in the rate of fees paid to VP Distributors in its role as administrator and transfer agent to the Trust effective immediately.

     F.   AFFILIATED SHAREHOLDERS:

          At December 31, 2010, Virtus and its affiliates and the retirement plans of Virtus and its affiliates held shares of the Fund which may be redeemed at any time that aggregated the following:

                AGGREGATE   NET ASSET
                  SHARES      VALUE
                ---------   ---------
Class Y .....     3,523       $112

4.   PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS)

     Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) for the period ended December 31, 2010, were as follows:

PURCHASES    SALES
---------   -------
  $9,191    $14,843

     Purchases and sales of long-term U.S. Government and agency securities for the period ended December 31, 2010, were as follows:

PURCHASES    SALES
---------   -------
 $15,455    $11,324

5.   10% SHAREHOLDERS

     At December 31, 2010, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the Fund as detailed below.

% OF SHARES OUTSTANDING   NUMBER OF ACCOUNTS
-----------------------   ------------------
          82%                      4

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2010

6.   CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

     High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser or subadviser to accurately predict risk.

     Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund.

     The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

7.   ILLIQUID AND RESTRICTED SECURITIES

     Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities, if any, are noted as such at the end of the Fund's Schedule of Investments.

     Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid. The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

     At December 31, 2010, the Fund did not hold illiquid or restricted securities.

8.   INDEMNIFICATIONS

     Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2010

9.   REGULATORY EXAMS

     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Virtus and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

     There are currently no such matters which the Company believes will be material to these financial statements.

10.  FEDERAL INCOME TAX INFORMATION
     ($ REPORTED IN THOUSANDS)

     At December 31, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                           NET UNREALIZED
 FEDERAL    UNREALIZED      UNREALIZED      APPRECIATION
TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
--------   ------------   --------------   --------------
 $44,524      $2,171         $(1,090)          $1,081

     The Fund has capital loss carryovers, which may be used to offset future capital gains, as follows:

       EXPIRATION YEAR
-----------------------------
2014   2016    2017     TOTAL
----   ----   ------   ------
$178   $144   $4,103   $4,425

     The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on its investments prior to the expiration of the capital loss carryover.

     For the period ended December 31, 2010, the Fund utilized losses deferred in prior years against current year capital gains of $594.

     Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2010, the Fund deferred $37 and recognized $14 of post-October losses.

     The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of undistributed ordinary income of $0 and undistributed long-term capital gains of $0. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 2010

11.  RECLASSIFICATION OF CAPITAL ACCOUNTS
     ($ REPORTED IN THOUSANDS)

     For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Fund. As of December 31, 2010, the Fund recorded reclassifications to increase (decrease) the accounts as listed below:

CAPITAL PAID
    IN ON
  SHARES OF     UNDISTRIBUTED    ACCUMULATED
 BENEFICIAL    NET INVESTMENT   NET REALIZED
  INTEREST      INCOME (LOSS)    GAIN (LOSS)
------------   --------------   ------------
   $--(*)          $--(*)          $--(*)

(*)  Amount less than $500.

12.  RECENT ACCOUNTING PRONOUNCEMENTS

     In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

13.  SUBSEQUENT EVENT EVALUATION

     Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

(PWC LOGO)

                     REPORT OF INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM

To the Board of Directors and Shareholders
Virtus Institutional Trust:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Virtus Institutional Bond Fund, constituting Virtus Institutional Trust, hereafter referred to as the "Trust," at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the periods then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondences with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 25, 2011

                           VIRTUS INSTITUTIONAL TRUST
                             TAX INFORMATION NOTICE
                          DECEMBER 31, 2010 (UNAUDITED)

     For the fiscal year ended December 31, 2010, the Institutional Bond Fund makes the following disclosures for federal income tax purposes. Below is listed the percentage, or the maximum amount allowable, of its ordinary income dividends ("QDI") to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Fund which qualifies for the dividends received deduction ("DRD") for corporate shareholders. The Fund designates the amount below, or if subsequently different, as long-term capital gains dividends ("LTCG") ($ reported in thousands). The actual percentages for the calendar year will be designated in the year-end tax statements.

QDI   DRD   LTCG
---   ---   ----
--%   --%    $0

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES

The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), are responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds (collectively, the "Funds"). At meetings held on November 17-18, 2010, the Board, including a majority of the independent Trustees, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel;
(e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and
(h) VIA's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between Funds within the same class without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

----------
(1) During the period being reported, the only Funds that did not employ a manager of managers structure were Virtus Growth & Income Fund, which is a series of Virtus Equity Trust; and Virtus Alternatives Diversifier Fund and Virtus CA Tax-Exempt Bond Fund, each of which is a series of Virtus Opportunities Trust. VIA acted as the adviser for these Funds without employing a subadviser, and the Board considered the VIA Agreement with respect to these Funds in that context.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                      BY THE BOARD OF TRUSTEES (CONTINUED)

With respect to the sub-advisory Agreements, the Board noted that each full-service subadviser2 provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored and it expected that if performance over a longer period of time did not

----------
(2) F-Squared Investments, Inc. is the sub-adviser to Virtus AlphaSector(SM) Allocation Fund and Virtus AlphaSectorSM Rotation Fund but provides limited services in this role. The Board considered both the VIA Agreement and the applicable sub-advisory Agreement in this context.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                      BY THE BOARD OF TRUSTEES (CONTINUED)

improve the adviser would recommend that the subadviser be replaced in a timely manner.

PROFITABILITY. The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. The Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

                       FUND MANAGEMENT TABLES (UNAUDITED)

     Information pertaining to the Trustees and officers of the Trust as of December 31, 2010, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361. The address of each individual, unless otherwise noted, is 100 Pearl Street, Hartford, CT 06103-4506. There is no stated term of office for Trustees of the Trust.

                              INDEPENDENT TRUSTEES

   NAME,YEAR OF BIRTH,                                PRINCIPAL OCCUPATION(S)
    YEAR ELECTED AND                                  DURING PAST 5 YEARS AND
NUMBER OF FUNDS OVERSEEN                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------   ----------------------------------------------------------------------------
Leroy Keith, Jr.           Chairman, Bloc Global Services Group, LLC (commodities business) (2010 to
YOB: 1939                  present). Managing Director, Almanac Capital Management (commodities
44 Funds                   business) (2007 to 2008). Partner, Stonington Partners, Inc. (private equity fund) (2001 to 2007). Director/Trustee, Evergreen Funds (88 portfolios)
                           (1989 to present).

Philip R. McLoughlin       Managing Director, SeaCap Asset Management Fund I, L.P. (2009 to present)
Chairman                   and SeaCap Partners, LLC (investment management) (2009 to present). Partner,
YOB: 1946                  Cross Pond Partners, LLC (strategy consulting firm) (2006 to present).
47 Funds                   Director, World Trust Fund (1991 to present). Chairman and Trustee, Virtus
                           Variable Insurance Trust (f/k/a The Phoenix Edge Series Fund) (8 portfolios)
                           (2003 to present). Director, DTF Tax-Free Income Fund, Inc. (1996 to present); Duff & Phelps Utility and Corporate Bond Trust, Inc. (1996 to
                           present); and DNP Select Income Fund Inc. (2009 to present). Director, Argo
                           Group International Holdings, Inc. and its predecessor, PXRE Corporation
                           (insurance) (1986 to 2009).

Geraldine M. McNamara      Retired. Managing Director, U.S. Trust Company of New York (1982 to 2006).
YOB: 1951                  Director, DTF Tax-Free Income Fund, Inc. (2003 to present); Duff & Phelps
47 Funds                   Utility and Corporate Bond Trust, Inc. (2003 to present); and DNP Select
                           Income Fund Inc. (2009 to present).

James M. Oates             Managing Director, Wydown Group (consulting firm) (1994 to present).
YOB: 1946                  Chairman and Trustee, John Hancock Trust (93 portfolios) and John Hancock
44 Funds                   Funds II (74 portfolios) (2005 to present). Director, Stifel Financial (1996 to present). Director, Connecticut River Bank (1999 to present) and
                           Connecticut River Bancorp (1998 to present). Chairman, Emerson Investment
                           Management, Inc. (2000 to present). Director, Trust Company of New Hampshire
                           (2002 to present). Director, Beaumont Financial Partners, LLC (2000 to
                           present). President of the Board (1999 to present) and Director (1985 to present), Middlesex School. Chairman (1997 to 2006) and Non-Executive
                           Chairman (2007 to present), Hudson Castle Group, Inc. (formerly IBEX Capital
                           Markets, Inc.) (financial services). Director, Investors Bank and Trust Co.
                           and Investors Financial Services Corporation (1995 to 2007). Trustee, John
                           Hancock Funds III (2005 to 2006).

Richard E. Segerson        Managing Director, Northway Management Company (1998 to present).
YOB: 1946
44 Funds

Ferdinand L.J. Verdonck    Director, The J.P. Morgan Continental European Investment Trust (1998 to
YOB: 1942                  present). Director, Groupe SNEF (electric and electronic installations)
44 Funds                   (1998 to present). Director, Galapagos N.V. (biotechnology) (2005 to present). Chairman, Amsterdam Molecular Therapeutics N.V. (biotechnology)
                           (2007 to present). Director, Movetis N.V. (biotechnology) (2008 to present).
                           Director, Borje Berlin A.G. (stock exchange) (2008 to 2009). Chairman,
                           EASDAQ (stock exchange) (2001 to 2007). Chairman, Banco Urquijo (1998 to
                           2006).

                               INTERESTED TRUSTEE

     The individual listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

   NAME,YEAR OF BIRTH,                                PRINCIPAL OCCUPATION(S)
    YEAR ELECTED AND                                  DURING PAST 5 YEARS AND
NUMBER OF FUNDS OVERSEEN                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------   ----------------------------------------------------------------------------
George R. Aylward(1)       Director, President and Chief Executive Officer (2008 to present), Director
YOB: 1964                  and President (2006 to 2008), Chief Operating Officer (2004 to 2006), Vice
46 Funds                   President, Finance, (2001 to 2002), Virtus Investment Partners, Inc. and/or
                           certain of its subsidiaries. Various senior officer positions with Virtus affiliates (2008 to present). Senior Executive Vice President and
                           President, Asset Management (2007 to 2008), Senior Vice President and Chief
                           Operating Officer, Asset Management (2004 to 2007), Vice President and
                           Chief of Staff (2001 to 2004), The Phoenix Companies, Inc. Various senior officer positions with Phoenix affiliates (2005 to 2008). President (2006 to present), Executive Vice President (2004 to 2006), the Virtus Mutual
                           Funds Family. President, Virtus Variable Insurance Trust (f/k/a The Phoenix
                           Edge Series Fund) (8 portfolios) (since 2010). Chairman, President and
                           Chief Executive Officer, The Zweig Funds (2 portfolios) (2006 to present).

(1) Mr. Aylward is an "interested person," as defined in the 1940 Act, by reason of his position as President, and Chief Executive Officer of Virtus Investment Partners, Inc. ("Virtus"), the ultimate parent company of the Adviser, and various positions with its affiliates including the Adviser.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

                           POSITION(S) HELD WITH
 NAME, ADDRESS AND          TRUST AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
  YEAR OF BIRTH                 TIME SERVED                            DURING PAST 5 YEARS
------------------   ---------------------------------   ----------------------------------------------
Francis G. Waltman   Senior Vice President since 2008.   Executive Vice President, Head of Product
YOB: 1962                                                Management (2009 to present), Senior Vice
                                                         President, Asset Management Product
                                                         Development (2008 to 2009), Senior Vice
                                                         President, Asset Management Product
                                                         Development (2005 to 2007), Virtus Investment
                                                         Partners, Inc. and/or certain of its
                                                         subsidiaries. Senior Vice President, Virtus
                                                         Variable Insurance Trust (f/k/a The Phoenix
                                                         Edge Series Fund) (8 portfolios) (since 2010).
                                                         Director (2008 to 2009), Director and
                                                         President (2006 to 2007), VP Distributors,
                                                         Inc. (f/k/a Phoenix Equity Planning
                                                         Corporation). Director and Senior Vice
                                                         President, Virtus Investment Advisers, Inc.
                                                         (2008 to present).

Nancy J. Engberg     Vice President and Chief            Vice President and Chief Compliance Officer,
YOB: 1956            Compliance Officer since 2010.      Virtus Investment Partners, Inc. (2008-
                                                         present); Chief Compliance Officer, Anti-Money
                                                         Laundering Officer and Assistant Secretary, of
                                                         Virtus Variable Insurance Trust (8 portfolios)
                                                         (since 2011); Vice President and Counsel, The
                                                         Phoenix Cos., Inc. (2003-2008).

W. Patrick Bradley   Chief Financial Officer and         Senior Vice President, Fund Administration
YOB: 1972            Treasurer since 2005.               (2009 to present), Vice President, Fund
                                                         Administration (2007 to 2009), Second Vice
                                                         President, Fund Control & Tax (2004 to 2006),
                                                         Virtus Investment Partners, Inc. and/or
                                                         certain of its subsidiaries. Chief Financial
                                                         Officer and Treasurer (2006-present), Vice
                                                         President and Principal Accounting Officer
                                                         (2006 to 2010), Assistant Treasurer (2004 to
                                                         2006), Virtus Variable Insurance Trust (f/k/a
                                                         The Phoenix Edge Series Fund) (8 portfolios).
                                                         Chief Financial Officer and Treasurer (2005 to
                                                         present), Assistant Treasurer (2004 to 2006),
                                                         certain funds within the Virtus Mutual Funds
                                                         Family.

Kevin J. Carr        Vice President, Chief Legal         Senior Vice President (2009 to present),
YOB: 1954            Officer, Counsel and Secretary      Counsel and Secretary (2008 to present) and
                     since 2005.                         Vice President (2008 to 2009), Virtus
                                                         Investment Partners, Inc. and/or certain of
                                                         its subsidiaries. Vice President, Chief Legal
                                                         Officer, Counsel and Secretary, Virtus
                                                         Variable Insurance Trust (f/k/a The Phoenix
                                                         Edge Series Fund) (8 portfolios) (since 2010).
                                                         Vice President and Counsel, Phoenix Life
                                                         Insurance Company (2005 to 2008). Compliance
                                                         Officer of Investments and Counsel, Travelers
                                                         Life and Annuity Company (January 2005 to May
                                                         2005). Assistant General Counsel and certain
                                                         other positions, The Hartford Financial
                                                         Services Group (1995 to 2005).

VIRTUS INSTITUTIONAL TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Francis G. Waltman, Senior Vice President
Nancy J. Engberg, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

TRANSFER AGENT
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153-3111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042

HOW TO CONTACT US
Mutual Fund Services        1-800-243-1574
Adviser Consulting Group    1-800-243-4361
Telephone Orders            1-800-367-5877
Text Telephone              1-800-243-1926
Web site                      VIRTUS.COM

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

                         THIS PAGE INTENTIONALLY BLANK.

For more information about Virtus mutual funds, please call your financial representative, or contact us at 1-800-243-1574 or VIRTUS.COM

8001                                                                       02-11

                     (VIRTUS LOGO)                         PRSRT STD
                     MUTUAL FUNDS                        U.S. POSTAGE
       c/o State Street Bank and Trust Company                PAID
                    P.O. Box 8301                         LANCASTER,
                Boston, MA 02266-8301                         PA
                                                          PERMIT 1793

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

     (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
          (b) of the instructions for completion of this Item.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

(a)(2) James M. Oates has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Oates is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3) Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $22,593 for 2010 and $26,103 for 2009.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $2,382 for 2010 and $2,687 for 2009. This represents the review of the semi-annual financial statements, and out of pocket expenses.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,200 for 2010 and $4,994 for 2009.

          "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company
          (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2010 and $0 for 2009.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Virtus Institutional Trust (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

          The Audit Committee has determined that Mr. James M. Oates, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

               (b)  0% for 2010 and 2009

               (c)  0% for 2010 and 2009

               (d)  Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $398,818 for 2010 and $446,121 for 2009.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Virtus Institutional Trust


By (Signature and Title)* /s/ George R. Aylward
                          --------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date March 10, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ George R. Aylward
                          --------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date March 10, 2011


By (Signature and Title)* /s/ W. Patrick Bradley
                          --------------------------------------
                          W. Patrick Bradley, Chief Financial
                          Officer and Treasurer
                          (principal financial officer)

Date March 10, 2011

* Print the name and title of each signing officer under his or her signature.